SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $)	12 Months Ended			42 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013	Jan. 31, 2014
Business tax
Business tax and surcharges rate, minimum (as a percent)	3.30%
Business tax and surcharges rate, maximum (as a percent)	5.60%
Advertising costs
Total advertising costs	$ 3,276,393	$ 2,779,346	$ 2,502,489
Government subsidies
Government subsidies received	440,210	1,092,286	793,007
Government subsidies recorded	464,327	1,104,750	632,269
Foreign currency translation
Exchange gain	(1,691,122)	1,026,482	938,116
Foreign Currency Risk
Aggregate amounts of cash and cash equivalents, term deposits and restricted cash denominated in RMB	$ 452,532,392	$ 269,266,326
Xueersi Education
Value added tax
VAT rate (as a percent)	6.00%
Tianjin Education
Value added tax
VAT rate (as a percent)	6.00%
Qingdao Education
Value added tax
VAT rate (as a percent)	6.00%
Beijing Xintang Sichuang
Value added tax
VAT rate (as a percent)	6.00%
TAL Beijing
Value added tax
VAT rate (as a percent)	6.00%
Yidu Huida
Value added tax
VAT rate (as a percent)	6.00%
Zhixuesi Beijing
Value added tax
VAT rate (as a percent)	6.00%
Software products
Value added tax
VAT rate (as a percent)	17.00%
VAT refund rate (as a percent)	14.00%
Book sales | Xueersi Education
Value added tax
VAT rate (as a percent)				13.00%
Small scale VAT payer
Value added tax
VAT rate (as a percent)	3.00%
General VAT payer
Value added tax
VAT rate (as a percent)	17.00%